Intangible assets and goodwill - Components (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
In-process research and development and Goodwill
Goodwill, Beginning of Period	$ 7,256	$ 7,256
Goodwill, End of Period	7,256	7,256
Total, Beginning of Period	68,156	43,807
Total, Additions		40,177
Total Impairment	(1,256)	(15,828)
Total, End of Period	66,900	68,156
Acquired product rights
In-process research and development and Goodwill
Acquired product rights, Beginning of Period	40,177
Acquired product rights, Additions		40,177
Acquired product rights, Impairment	(1,256)
Acquired product rights, End of Period	38,921	40,177
IPR&D
In-process research and development and Goodwill
IPR&D, Beginning of Period	20,723	36,551
IPR&D, Impairment		(15,828)
IPR&D, End of Period	$ 20,723	$ 20,723